Cash and Cash Equivalents (Details)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [Member]
Cash and Cash Equivalents (Details) [Line Items]
Percentage of bank deposit interest rate	0.30%	0.30%
Top of range [Member]
Cash and Cash Equivalents (Details) [Line Items]
Percentage of bank deposit interest rate	0.40%	0.40%